Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Ohio National Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000315754
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jul. 28, 2023
Prospectus Date	rr_ProspectusDate	Jul. 28, 2023
ON Fidelity Institutional AM® Equity Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON Fidelity Institutional AM® Equity Growth Portfolio (formerly ON Janus Henderson Forty Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio seeks to invest in common stocks of companies of any market capitalization that have above-average growth potential, measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks. The Portfolio may invest in securities of foreign issuers in addition to securities of domestic issuers.

The Portfolio is managed by FIAM LLC (“FIAM”) under a sub-advisory agreement with the Adviser. FIAM began managing the Portfolio in July 2023. In buying and selling securities for the Portfolio, FIAM relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. If FIAM’s strategies do not work as intended, the Portfolio may not achieve its objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Large Capitalization Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small and Medium Capitalization Company Risk — Small and medium capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid than those of larger, better established companies. Small and medium capitalization companies are also sometimes more subject to failure.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

FIAM began sub-advising the Portfolio under its current strategy effective July 28, 2023. Prior to that, this Portfolio was sub-advised by Janus Henderson Investors U.S. LLC. Performance returns shown below for periods prior to July 28, 2023, are not indicative of returns of the current strategy or sub-adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 26.82%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -25.39%. That was the quarter ended on June 30, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON Fidelity Institutional AM® Equity Growth Portfolio | Russell 1000® Growth Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(29.14%)
5 Years	rr_AverageAnnualReturnYear05	10.96%
10 Years	rr_AverageAnnualReturnYear10	14.10%
ON Fidelity Institutional AM® Equity Growth Portfolio | ON Fidelity Institutional AM® Equity Growth Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,014
Annual Return 2013	rr_AnnualReturn2013	31.44%
Annual Return 2014	rr_AnnualReturn2014	9.60%
Annual Return 2015	rr_AnnualReturn2015	10.15%
Annual Return 2016	rr_AnnualReturn2016	3.45%
Annual Return 2017	rr_AnnualReturn2017	27.67%
Annual Return 2018	rr_AnnualReturn2018	5.22%
Annual Return 2019	rr_AnnualReturn2019	34.89%
Annual Return 2020	rr_AnnualReturn2020	37.87%
Annual Return 2021	rr_AnnualReturn2021	19.70%
Annual Return 2022	rr_AnnualReturn2022	(33.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.39%)
1 Year	rr_AverageAnnualReturnYear01	(33.92%)
5 Years	rr_AverageAnnualReturnYear05	9.13%
10 Years	rr_AverageAnnualReturnYear10	12.49%

[1]	The expense information in the table has been restated to reflect current fees following a reduction in the management fee effective July 28, 2023.